Schedule of Basic and Diluted Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss per share
Loss attributable to shareholders ($ in thousands)			$ (1,899)	$ (4,909)
Balance at beginning of year			69,931,056	68,808,970
Effect of shares issued during the year			543,206	595,381
Weighted-average shares - diluted as at end of year	71,258,144	69,931,056	70,474,262	69,404,351
Weighted-average shares - basic as at end of year				69,404,351
Diluted loss per share ($)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.07)
Basic loss per share ($)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.07)